Revenues Revenue - Schedule of Lease and Non-Lease Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Lease revenue from lease payments of direct financing and sales type leases	$ 858	$ 1,720	$ 2,396
Lease revenue from lease payments of operating leases	1,079,356	1,175,073	1,028,123
Lease Revenue	1,106,573	1,196,412	1,065,700
Non-lease revenue	161,427	220,012	44,584
Revenues	1,268,000	1,416,424	1,110,284
Variable Lease Payments Cost Reimbursements
Disaggregation of Revenue [Line Items]
Variable Lease, Income	11,314	19,316	33,159
Variable Lease Payments
Disaggregation of Revenue [Line Items]
Variable Lease, Income	15,045	303	2,022
Sales-Type or Direct Financing
Disaggregation of Revenue [Line Items]
Non-lease revenue	0	4,547	5,813
Management fees and other
Disaggregation of Revenue [Line Items]
Non-lease revenue	86,701	162,138	0
Revenues	86,701	162,138
Voyage charters
Disaggregation of Revenue [Line Items]
Non-lease revenue	74,726	53,327	38,771
Revenues	$ 107,013	$ 101,759	$ 47,075